SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Summary of adjusted EBITDA and funds from operations
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2020:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Energy transition	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$824	$175	$211	$263	$105	$27	$28	$245	$169	$—	$2,047	$(72)	$1,835	$3,810
Other income	39	54	12	11	26	3	3	50	22	64	284	(29)	(127)	128
Direct operating costs	(301)	(52)	(92)	(78)	(35)	(6)	(6)	(63)	(61)	(23)	(717)	34	(591)	(1,274)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	67	31	98
Adjusted EBITDA	562	177	131	196	96	24	25	232	130	41	1,614	—	1,148
Management service costs	—	—	—	—	—	—	—	—	—	(217)	(217)	—	(18)	(235)
Interest expense	(143)	(18)	(30)	(73)	(15)	(6)	(6)	(90)	(25)	(79)	(485)	20	(511)	(976)
Current income taxes	1	(7)	(11)	—	(2)	(1)	(1)	(3)	(2)	—	(26)	4	(44)	(66)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(54)	(54)	—	—	(54)
Preferred equity	—	—	—	—	—	—	—	—	—	(25)	(25)	—	—	(25)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(24)	(13)	(37)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(562)	(562)
Funds From Operations	420	152	90	123	79	17	18	139	103	(334)	807	—	—
Depreciation	(246)	(66)	(21)	(180)	(70)	(14)	(9)	(84)	(62)	(4)	(756)	21	(632)	(1,367)
Foreign exchange and financial instrument loss	(47)	3	(2)	47	(17)	—	(1)	(3)	(9)	(6)	(35)	8	154	127
Deferred income tax recovery	36	5	(3)	28	7	—	2	20	5	75	175	(6)	44	213
Other	(95)	1	4	(22)	(26)	—	(6)	(23)	(36)	(292)	(495)	11	52	(432)
Share of earnings from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(34)	—	(34)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	382	382
Net income (loss) attributable to Unitholders(2)	$68	$95	$68	$(4)	$(27)	$3	$4	$49	$1	$(561)	$(304)	$—	$—	$(304)
(1)Share of earnings from equity-accounted investments of $27 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $180 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2019:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Energy transition	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$905	$234	$237	$223	$95	$37	$20	$138	$132	$—	$2,021	$(79)	$2,029	3,971
Other income	3	19	—	2	4	—	—	16	11	33	88	(8)	25	105
Direct operating costs	(286)	(72)	(93)	(62)	(32)	(9)	(4)	(28)	(56)	(23)	(665)	34	(632)	(1,263)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	53	27	80
Adjusted EBITDA	622	181	144	163	67	28	16	126	87	10	1,444	—	1,449
Management service costs	—	—	—	—	—	—	—	—	—	(116)	(116)	—	(19)	(135)
Interest expense	(156)	(20)	(34)	(66)	(17)	(8)	(5)	(52)	(16)	(92)	(466)	13	(548)	(1,001)
Current income taxes	(7)	(11)	(9)	1	(2)	(1)	(1)	—	(1)	—	(31)	2	(41)	(70)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(44)	(44)	—	—	(44)
Preferred equity	—	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(15)	(12)	(27)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(829)	(829)
Funds From Operations	459	150	101	98	48	19	10	74	70	(268)	761	—	—
Depreciation	(227)	(84)	(21)	(150)	(47)	(17)	(5)	(65)	(23)	(4)	(643)	13	(641)	(1,271)
Foreign exchange and financial instrument loss	11	(5)	(2)	(2)	(10)	(3)	1	1	(3)	(18)	(30)	(2)	(4)	(36)
Deferred income tax expense	(27)	4	(4)	—	10	—	—	1	—	46	30	—	(3)	27
Other	(74)	(6)	(2)	(33)	(12)	2	—	(48)	(2)	(46)	(221)	9	(64)	(276)
Share of earnings from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(20)	(4)	(24)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	716	716
Net income (loss) attributable to Unitholders(2)	$142	$59	$72	$(87)	$(11)	$1	$6	$(37)	$42	$(290)	$(103)	$—	$—	$(103)
(1)Share of earnings from equity-accounted investments of $29 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $113 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2018:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Energy transition	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$893	$244	$216	$219	$73	$42	$12	$116	$115	$—	$1,930	$(76)	$1,943	3,797
Other income	12	5	4	2	11	—	—	4	1	7	46	—	29	75
Direct operating costs	(286)	(76)	(94)	(64)	(27)	(9)	(4)	(28)	(42)	(23)	(653)	27	(647)	(1,273)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	49	22	71
Adjusted EBITDA	619	173	126	157	57	33	8	92	74	(16)	1,323	—	1,347
Management service costs	—	—	—	—	—	—	—	—	—	(84)	(84)	—	(10)	(94)
Interest expense	(172)	(22)	(38)	(63)	(17)	(9)	(4)	(40)	(22)	(99)	(486)	14	(501)	(973)
Current income taxes	(4)	(9)	(2)	2	(2)	—	1	1	—	—	(13)	1	(20)	(32)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(38)	(38)	—	—	(38)
Preferred equity	—	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(15)	(10)	(25)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(806)	(806)
Funds From Operations	443	142	86	96	38	24	5	53	52	(263)	676	—	—
Depreciation	(231)	(136)	(18)	(124)	(43)	(13)	(2)	(32)	(30)	(2)	(631)	13	(533)	(1,151)
Foreign exchange and financial instrument loss	(1)	(1)	7	30	9	(10)	3	(16)	(1)	—	20	(1)	18	37
Deferred income tax expense	(1)	1	18	43	2	—	—	24	12	24	123	—	252	375
Other	(21)	(3)	(6)	(30)	2	—	(2)	(13)	(12)	(23)	(108)	1	(99)	(206)
Share of earnings from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(13)	(5)	(18)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	367	367
Net income (loss) attributable to Unitholders(2)	$189	$3	$87	$15	$8	$1	$4	$16	$21	$(264)	$80	$—	$—	$80
(1)Share of earnings from equity-accounted investments of $28 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $439 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

Summary of segmented basis about certain items in Brookfield Renewables statement of financial position
The following table presents information on a segmented basis about certain items in our company’s consolidated statements of financial position and reconciles our proportionate balances to the consolidated statements of financial position basis by aggregating the components comprising Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials
	Hydroelectric			Wind				Solar	Energy transition	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
As at December 31, 2020
Cash and cash equivalents	$38	$6	$6	$36	$60	$1	$3	$86	$48	$7	$291	$(20)	$160	$431
Property, plant and equipment, at fair value	12,983	1,544	1,965	3,606	1,095	274	175	3,548	1,880	—	27,070	(940)	18,460	44,590
Total assets	13,628	1,751	2,201	3,801	1,267	292	272	3,985	2,101	100	29,398	(387)	20,711	49,722
Total borrowings	3,439	245	439	1,680	669	66	125	2,534	864	2,143	12,204	(332)	6,210	18,082
Other liabilities	3,232	153	556	773	220	8	22	568	211	784	6,527	(55)	3,401	9,873
For the year ended December 31, 2020
Additions to property, plant and equipment(1)	307	65	5	70	29	1	—	146	48	4	675	(17)	310	968
As at December 31, 2019
Cash and cash equivalents	$9	$7	$10	$18	$21	$2	$5	$52	$18	$1	$143	$(19)	$228	$352
Property, plant and equipment, at fair value	11,488	1,938	1,773	2,458	628	368	187	1,674	1,076	—	21,590	(1,142)	20,607	41,055
Total assets	12,153	2,126	2,027	2,705	692	391	233	1,906	1,205	103	23,541	(520)	23,175	46,196
Total borrowings	3,070	208	449	1,221	326	71	124	1,266	439	2,107	9,281	(431)	8,450	17,300
Other liabilities	2,877	148	499	597	100	10	28	240	126	248	4,873	(483)	4,026	8,416
For the year ended December 31, 2019
Additions to property, plant and equipment	77	32	7	112	9	3	—	—	21	3	264	(19)	252	497
(1)Brookfield Renewable exercised the option to buyout the lease on its 192 MW hydroelectric facility in Louisiana and recognized a $247 million adjustment ($185 million net to Brookfield Renewable) to its corresponding right-of-use asset.

Summary of consolidated revenue split by geographical region	The following table presents consolidated revenue split by reportable segment for the year ended December 31:

(MILLIONS)	2020	2019	2018
Hydroelectric
North America	$1,030	$1,123	$1,152
Brazil	201	259	285
Colombia	874	979	896
	2,105	2,361	2,333
Wind
North America	494	474	478
Europe	237	273	206
Brazil	79	110	142
Asia	105	71	38
	915	928	864
Solar	761	646	572
Energy transition	29	36	28
Total	$3,810	$3,971	$3,797

Summary of consolidated property, plant and equipment and equity-accounted investments split by geographical region	The following table presents consolidated property, plant and equipment and equity-accounted investments split by geography:

(MILLIONS)	December 31, 2020	December 31, 2019
United States	$22,955	$21,166
Colombia	8,150	7,353
Canada	4,880	4,680
Brazil	3,308	3,621
Europe	5,417	4,312
Asia	851	860
	$45,561	$41,992